Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,567,682	$ 6,646,785	$ 4,503,080
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Deferred tax benefit	(282,010)	(194,045)	(44,685)
Depreciation and amortization	1,734,255	1,566,739	1,361,260
Bad debt provisions	1,952,646	876,942	1,101,698
Changes in operating assets:
Accounts receivable - third parties	1,338,352	(3,174,381)	(7,451,292)
Accounts receivable - related party	(468,752)
Advances to suppliers - third parties	(2,775,574)	198,355	(1,761,639)
Advances to suppliers - related party	(986,006)
Inventories	(3,220,965)	(207,182)	745,161
Prepaid expenses and other current assets	(42,477)	(320,500)	6,281
Changes in operating liabilities:
Advances from customers	(3,226,669)	(1,328,663)	3,028,340
Deferred revenue	(20,173)	(19,733)	(20,067)
Accounts payable - third parties	(578,181)	(2,113,907)	231,012
Accounts payable - related party	557,584
Billings in excess of costs and estimated earnings			(174,038)
Taxes payable	(214,627)	853,072	2,078,982
Accrued and other liabilities	801,212	(248,546)	333,863
Net cash provided by (used in) operating activities	(903,883)	2,534,918	3,937,956
CASH FLOWS FROM INVESTING ACTIVITIES
Addition of property, equipment and construction in progress	(5,417,535)	(4,639,003)	(9,372,067)
Purchase of intangible assets			(1,681,870)
Deposit made for acquisition	(2,269,500)		(565,000)
Advance payment for construction of properties	(3,858,150)
Acquisition of minority interest		(2,735,000)
Collection on project deposit			2,317,700
Net cash used in investing activities	(11,545,185)	(7,374,003)	(9,301,237)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	10,182,490	9,767,793	7,597,297
Repayment of short-term loans	(8,790,530)	(8,244,905)	(6,772,500)
Deferred financing costs paid			(98,774)
Proceeds from long-term bank loans	9,304,950		752,500
Repayment of long-term bank loans	(7,454,248)	(3,799,654)	(1,962,331)
Repayment of bank notes, net		(739,984)
Proceeds received from stock issuance for reorganization			4,457,500
Payments to original shareholders of Beijing REIT			(3,466,260)
Proceeds from investor loan			3,200,000
Gross proceeds from Initial Public Offering - stock issuance		16,100,000
Direct costs disbursed from Initial Public Offering proceeds		(1,829,806)
Proceeds from private placement sale of stock		3,600,000
Proceeds from (repayment of) related party loans, net	213,454	(854,401)	817,495
Capital contribution from noncontrolling shareholders			2,218,617
Net cash provided by financing activities	3,456,116	13,999,046	6,743,544
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND RESTRICTED CASH	(306,922)	(121,912)	(241,896)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	(9,299,874)	9,038,046	1,138,367
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	10,863,040	1,824,994	686,627
CASH AND RESTRICTED CASH, END OF YEAR	1,563,166	10,863,040	1,824,994
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	1,012,174	997,948	1,430,901
Income tax paid	1,895,202	1,903,343	719,479
Non-Cash Financing Activities
Conversion of investor loan to equity			$ 3,200,000